Provisions - Total Expense of Defined Benefit Pension Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROVISIONS
Current service cost	€ 48	€ 38	€ 40
Interest expense	24	25	23
Interest income	(22)	(23)	(22)
Past service cost	2	0	0
Total expense	52	40	41
Actual return on plan assets	5	100	(74)
Domestic Plans
PROVISIONS
Current service cost	11	7	10
Interest expense	18	19	17
Interest income	(18)	(20)	(17)
Past service cost	0	0	0
Total expense	11	6	10
Actual return on plan assets	(17)	97	(76)
Foreign Plans
PROVISIONS
Current service cost	22	21	21
Interest expense	2	3	3
Interest income	(2)	(2)	(3)
Past service cost	0	0	0
Total expense	22	22	21
Actual return on plan assets	19	1	0
Other Post Employment Plans
PROVISIONS
Current service cost	15	10	9
Interest expense	4	3	3
Interest income	(2)	(1)	(2)
Past service cost	2	0	0
Total expense	19	12	10
Actual return on plan assets	€ 3	€ 2	€ 2